Class S2 Shares | ING U.S. Bond Index Portfolio
ING U.S. Bond Index Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays Capital U.S. Aggregate Bond Index ("Index").
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING U.S. Bond Index Portfolio Class S2
Management Fee		0.28%
Distribution and/or Shareholder Services (12b-1) Fees		0.50%
Administrative Services Fee		0.10%
Other Expenses		0.03%
Total Annual Portfolio Operating Expenses		0.91%
Waivers and Reimbursements	[1]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		0.81%
[1]	The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Directors; or (iii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will continue only if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING U.S. Bond Index Portfolio Class S2	83	280	494	1,110

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING U.S. Bond Index Portfolio Class S2	83	280	494	1,110

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 145% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt instruments rated at least A by Moody's Investors Service, Inc., at least A by Standard & Poor's Ratings Services, or are of comparable quality if unrated, which are at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Under normal market conditions, the Portfolio invests all, or substantially all, of its assets in these securities. The Portfolio may also invest in To Be Announced ("TBA") purchase commitments. TBAs shall be deemed included in the Index upon entering into the contract for the TBA if the underlying securities are included in the Index.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Portfolio invests principally in bonds and employs a "passive management" approach designed to track the performance of the Index.

The Index is an unmanaged index of publicly issued investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt instruments.

The Portfolio uses quantitative techniques to match the expected return of the Index for changes in spreads and interest rates. The process results in a Portfolio that will hold debt instruments in proportions that differ from those represented in the Index. The Portfolio maintains a weighted average effective duration within one year on either side of the duration of the Index, which generally ranges between 3.5 and 6 years.

Generally, the Portfolio will not hold all of the same debt instruments as the Index. The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt instruments in the Index and to provide fixed-income exposure to the Portfolio's cash position. Although the Portfolio attempts to closely track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses, and transaction costs and therefore, has a performance disadvantage versus the Index.

The sub-adviser ("Sub-Adviser") may sell a security when the security's percentage weighting in the Index is reduced, when the security is removed from the Index, or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Credit   Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Index Strategy   The index selected may underperform the overall market and the Portfolio might fail to track its target index. The correlation between the Portfolio and index performance may be affected by the Portfolio's expenses and the timing of purchases and redemptions of the Portfolio's shares. The Portfolio's actual holdings might not match the Index and the Portfolio's effective exposure to index securities at any given time may not equal 100%.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Mortgage- and/or Asset-Backed Securities  Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Prepayment and Extension   Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations   U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S2 shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S2 shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S2 shares' performance because of the higher expenses paid by Class S2 shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
The bar chart below shows the Portfolio's adjusted Class I shares' performance (2009) and Class S2 shares' performance (2010-2012).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2011, 3.59% and Worst quarter: 4th, 2010, (1.32)%
Average Annual Total Returns% (for the periods ended December 31, 2012)
Average Annual Total Returns Class S2 Shares ING U.S. Bond Index Portfolio		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class S2		3.48%			5.96%		Feb. 27, 2009
Class S2 BCAB Index	[1]	4.21%			6.74%	[2]
Class I	[3]	3.42%			5.12%		Mar. 07, 2008
Class I BCAB Index	[1]	4.21%			5.76%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	(adjusted)